Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000250837 | Rockford Tower CLO Ltd.FR_77341AAA1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Octagon Investment Partners 51 Ltd.FR_675943AA2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | RR 26 Ltd.FR_74989MAN1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Octagon Investment Partners XXI Ltd.FR_67590QCA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Golub Capital Partners CLO 53B Ltd.FR_38177YAL6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Madison Park Funding XLIX Ltd.FR_55820VAL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Bain Capital Credit CLO Ltd.FR_05684LAN5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Rad CLO 21 Ltd.FR_750099AJ2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | AMMC CLO 27 Ltd.FR_00173UAU8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250837 | Dryden 68 CLO Ltd.FR_26252QAS1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250837 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000250837 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250837 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261351 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261351 | U.S. Treasury NotesFR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261351 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261351 | Federal National Mortgage AssociationFR_31418EHK9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261351 | Federal National Mortgage AssociationFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261351 | Federal Home Loan Mortgage Corp.FR_3132DWD67
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000261351 | Federal Home Loan Mortgage Corp.FR_3132DQPH3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261351 | Federal Home Loan Mortgage Corp.FR_3132DS4G4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261351 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261351 | Government National Mortgage Association, TBAFR_21H0326B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261351 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261351 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261351 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000261351 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000261351 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000261351 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000261351 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000261351 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261351 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261351 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255118 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255118 | Bank of America Corp.FR_06051GJT7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255118 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255118 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255118 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255118 | Goldman Sachs Group, Inc.FR_38141GXR0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255118 | T-Mobile USA, Inc.FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255118 | UnitedHealth Group, Inc.FR_91324PFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255118 | New York Life Global FundingFR_64952WEZ2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255118 | Florida Power & Light Co.FR_341081GU5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255118 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255118 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255118 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255118 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000255118 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255118 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255118 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255118 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250838 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250838 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250838 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250838 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250838 | Federal Home Loan Mortgage Corp.FR_3132DWGF4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250838 | Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250838 | Federal National Mortgage Association REMICSFR_3136BWW69
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250838 | Federal National Mortgage Association REMICSFR_3136BXKH6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250838 | Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250838 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250838 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000250838 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250838 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C000250838 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000250838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000250838 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250838 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000250838 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250838 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000250838 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250839 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250839 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250839 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250839 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCL5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250839 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | Warnermedia Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | Michaels Cos., Inc.FR_55916AAA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | Tenet Healthcare Corp.FR_88033GDU1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250839 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000250839 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000250839 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250839 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250839 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250841 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250841 | Ecopetrol SAFR_279158AQ2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250841 | Petroleos MexicanosFR_71654QDE9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Samarco Mineracao SAFR_79588YAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Magnite, Inc.FR_55955NAG3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Saudi Government International BondsFR_ACI2C95J2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Romania Government International BondsFR_ACI2MM5R4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | TCP Sunbelt Acquisition Co.FR_87233DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Avolon TLB Borrower 1 U.S. LLCFR_05400KAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250841 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250841 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250841 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000250841 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000250841 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250841 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250841 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250842 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Jane Street Group LLCFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Open Text Corp.FR_68371YAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | TKO Worldwide Holdings LLCFR_90266UAL7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Peer Holding III BVFR_N6872NAM8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Triton Water Holdings, Inc.FR_89678QAD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Maverick Bidco, Inc.FR_57767KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | SBA Senior Finance II LLCFR_78404XAJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Flutter Financing BVFR_N3313EAG5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Fugue Finance BVFR_N3430BAL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250842 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250842 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000250842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250842 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%